CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative expenses	$ 908,158	$ 191,047	$ 1,552,735	$ 623,164	$ 826,307	$ 586,284
Franchise tax expense	50,510	50,000	150,560	150,000	200,000	198,617
Loss from operations	(958,668)	(241,047)	(1,703,295)	(773,164)	(1,026,307)	(784,901)
Interest earned on investments and marketable securities	8,953	892,606	692,927	2,792,775	3,473,997	1,688,934
Income loss before income tax expense	(949,715)	651,559	(1,010,368)	2,019,611	2,447,690	904,033
Provision (benefit) for income taxes	(25,379)	174,369	113,897	552,968	675,854	311,183
Net (loss) income	(924,336)	477,190	(1,124,265)	1,466,643	1,771,836	592,850
Landsea Homes [Member]
Total revenue			449,870,000	344,849,000	630,988,000	378,617,000	$ 197,306,000
Inventory impairments
Total cost of sales			397,613,000	288,512,000	531,529,000	306,304,000	175,420,000
Total gross margin			52,257,000	56,337,000	99,459,000	72,313,000	21,886,000
Sales and marketing expenses			31,523,000	14,720,000	26,522,000	16,266,000	6,687,000
General and administrative expenses			31,332,000	23,285,000	34,884,000	26,313,000	18,574,000
Total operating expenses			62,855,000	38,005,000	61,406,000	42,579,000	25,261,000
Loss from operations			(10,598,000)	18,332,000	38,053,000	29,734,000	(3,375,000)
Other income (expense), net			347,000	(785,000)	(1,602,000)	(882,000)	4,333,000
Interest expense			(24,504,000)	(19,809,000)		(111,000)	(645,000)
Equity in net (loss) income of unconsolidated joint ventures (including related party interest of $903 and $1,630, respectively)			(16,229,000)	(7,498,000)	(7,901,000)	13,018,000	(458,000)
Impairment of real estate held for sale			(3,413,000)			(440,000)
Income loss before income tax expense			(26,480,000)	10,049,000	28,550,000	41,319,000	(145,000)
Provision (benefit) for income taxes			(6,738,000)	2,597,000	6,159,000	4,613,000	158,000
Net (loss) income			(19,742,000)	7,452,000	22,391,000	36,706,000	(303,000)
Net (loss) income attributed to noncontrolling interests			(120,000)	3,170,000	5,191,000	7,522,000	110,000
Net (loss) income attributable to Landsea Homes Incorporated			$ (19,622,000)	$ 4,282,000	$ 17,200,000	$ 29,184,000	$ (413,000)
Weighted average shares outstanding			1,000	1,000	1,000	1,000	1,000
Basic and diluted net loss per share			$ (19,622,000)	$ 4,282,000	$ 17,200	$ 29,184	$ (413)
Landsea Homes [Member] | Home sales [Member]
Total revenue			$ 449,870,000	$ 293,684,000	$ 568,872,000	$ 347,828,000	$ 28,753,000
Inventory impairments			3,413,000
Total cost of sales			394,200,000	243,933,000	478,054,000	278,976,000	27,201,000
Total gross margin			52,257,000	49,751,000	90,818,000	68,852,000	1,552,000
Landsea Homes [Member] | Lot sales [Member]
Total revenue				51,165,000	62,116,000	30,789,000	168,553,000
Total cost of sales				44,579,000	53,475,000	27,328,000	148,219,000
Total gross margin				$ 6,586,000	8,641,000	3,461,000	20,334,000
LS Boston Point LLC [Member]
Income from non-controlled joint ventures					1,087,482	11,457,359	(135,065)
Gain on redemption of partnership interest						24,559,387
Total revenue					1,087,482	36,016,746	(135,065)
Professional fees					39,644	160,069	90,085
Salaries and wages						87,138	120,000
Office expense					13,717	38,164	28,940
Travel expense						13,692
State taxes and annual fees					1,769	127	1,900
Total operating expenses					55,130	299,190	240,925
Net (loss) income					1,032,352	35,717,556	$ (375,990)
Common Stock Class A
Net (loss) income
Weighted average shares outstanding	13,302,920	15,525,000	14,679,742	15,525,000	15,525,000	15,525,000
Basic and diluted net loss per share		$ 0.04	$ 0.03	$ 0.13	$ 0.17	$ 0.08
Common Stock Class B
Net (loss) income
Weighted average shares outstanding	3,881,250	3,881,250	3,881,250	3,881,250	3,881,250	3,881,250
Basic and diluted net loss per share	$ (0.24)	$ (0.05)	$ (0.40)	$ (0.16)	$ (0.21)	$ (0.15)